Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 1,246,244	$ 411,223
Accounts receivable	1,224,235	653,445
Prepaid expenses	110,258	183,966
Inventory (Notes 6 and 7)	3,668,401	3,980,243
Total current assets	6,249,138	5,228,877
Property, plant and equipment (Note 7)	3,087,893	2,991,546
Intangible assets (Note 8)	607,959	944,776
Total assets	9,944,990	9,165,199
Current
Accounts payable and accrued liabilities (Note 10)	1,312,517	878,699
Income taxes payable (Note 11)	466,739	721,267
Total liabilities	1,779,256	1,599,966
Shareholders' Equity
Capital stock (Note 9)	23,366,542	23,231,252
Obligation to issue shares (Notes 8 and 9)		131,527
Reserves (Note 9 (b))	3,892,811	3,490,526
Deficit	(19,093,619)	(19,288,072)
Stockholders' equity	8,165,734	7,565,233
Total liabilities and stockholders' equity	$ 9,944,990	$ 9,165,199